Prepaid expenses and other assets	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
Prepaid expenses and other assets

4.	Prepaid expenses and other assets

	September 30, 2026	December 31, 2025
Prepaid insurance	$385,000	$167,500
Prepaid expenses	519,220	624,679
Trading receivables	6,471,131	8,214,295
Other assets	65,503	590,447
	$7,440,854	$9,596,921

DeFi Technologies Inc.

Notes to the condensed consolidated interim financial statements

For the three and nine months ended September 30, 2026 and 2025

(Expressed in U.S. dollars unless otherwise noted)